Risk management - Non-derivative financial instruments to transition to alternative benchmarks (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Instrument Exposure [Line Items]
Financial assets	€ 967,655	€ 951,934
Non-derivative financial instruments to transition to alternative benchmarks
Disclosure Of Financial Instrument Exposure [Line Items]
Financial assets	52,194	42,570
Financial liabilities, carrying value	1,637	1,565
Off balance sheet commitments	9,055	16,969
GBP LIBOR | Non-derivative financial instruments to transition to alternative benchmarks
Disclosure Of Financial Instrument Exposure [Line Items]
Financial assets		764
Financial liabilities, carrying value
Off balance sheet commitments		350
USD LIBOR | Non-derivative financial instruments to transition to alternative benchmarks
Disclosure Of Financial Instrument Exposure [Line Items]
Financial assets	30,040	41,805
Financial liabilities, carrying value	1,637	1,542
Off balance sheet commitments	7,644	16,435
CHF LIBOR | Non-derivative financial instruments to transition to alternative benchmarks
Disclosure Of Financial Instrument Exposure [Line Items]
Financial assets		1
Financial liabilities, carrying value
Off balance sheet commitments
EONIA | Non-derivative financial instruments to transition to alternative benchmarks
Disclosure Of Financial Instrument Exposure [Line Items]
Financial assets
Financial liabilities, carrying value		23
Off balance sheet commitments		€ 184
WIBOR | Non-derivative financial instruments to transition to alternative benchmarks
Disclosure Of Financial Instrument Exposure [Line Items]
Financial assets	22,154
Financial liabilities, carrying value
Off balance sheet commitments	€ 1,411